Estimated Future Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013		$ 1,868
2014		1,357
2015		1,090
2016		873
2017		705
Thereafter		1,120
Carrying Value	$ 6,077	$ 7,013	$ 9,341